Plan Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 12,067,778	$ 11,820,791
Cost Basis	563,580	650,764
Total investments	12,631,358	12,471,555
Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	11,267,905	11,113,429
Cost Basis	517,826	600,404
Total investments	11,785,731	11,713,833
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	975,058	952,431
Mutual funds | Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	940,991	924,820
Leidos Holdings, Inc. common stock
EBP, Master Trust [Line Items]
Investments at fair value	904,135	838,435
Leidos Holdings, Inc. common stock | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	904,135	838,435
Leidos Holdings, Inc. common stock | Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	904,135	838,435
Collective trusts | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	9,235,568	9,099,674
Collective trusts | Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	8,518,573	8,461,450
Self-directed brokerage fund | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	199,493	162,497
Self-directed brokerage fund | Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	191,610	157,707
Separately managed account | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	753,524	767,754
Separately managed account | Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	$ 712,596	$ 731,017